Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers	1.20%
Total loans and acceptances	$ 663,016	$ 625,130
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	112,919	114,788
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	36,126	36,812
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	23,363	23,654
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	$ 46,403	$ 49,652